SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2014
SHARE BASED COMPENSATION [Abstract]
Summary of Stock Option Activity
	Number of option outstanding	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
		(US$/share)	(in years)	(RMB)
Balance as of January 1, 2014	7,070,802	2.22
Granted	9,940,000	5.82
Exercise	(1,240,400)	1.77
Forfeited	(145,080)	1.45
Balance as of December 31, 2014	15,625,322	4.55	7.34	92,768,473

Vested and expected to vest as of December 31, 2014	12,708,076	2.69	4.00	88,005,121
Vested and exercisable as of December 31, 2014	3,675,306	2.14	2.60	59,188,949

Summary of Non-vested Shares
	Number of option outstanding	Weighted-average fair value on grant date
		(RMB/share)
Non-vested at January 1, 2014	3,851,772	11.67
Granted	9,940,000	28.42
Vested	(1,749,376)	11.98
Forfeited	(92,380)	25.11
Non-vested at December 31, 2014	11,950,016	25.45

Expected to vest as of December 31, 2014	9,032,770	16.78

Schedule of Expense Allocation
	As of December 31,
	2012	2013	2014
	RMB	RMB	RMB
Costs of revenues	947,428	505,036	203,140
Selling expenses	2,128,245	1,499,187	6,397,902
General and administrative expenses	14,267,437	15,987,983	34,164,506
Research and development expenses	-	-	1,924,447
Total	17,343,110	17,992,206	42,689,995

Schedule of Assumptions
2014

Expected volatility	93.29%
Expected dividend yield	0%
Expected terms	6.5
Risk-free interest rate	1.93%
Fair value per option at grant date (RMB)	28.42